Description of the Business	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business
Note 1 — Description of Organization and Business Operations
AMCI Acquisition Corp. II (the “Company”) is a blank check company incorporated as a Delaware corporation on January 28, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “business combination”).
As of September 30, 2022, the Company has neither engaged in any operations nor generated any revenues. All activity to date relates to the Company’s formation and the initial public offering (as defined below), described below and since the initial public offering, its search for a business combination target. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the initial public offering and from changes in the fair value of its derivative warrant liabilities, if applicable. The Company has selected December 31 as its fiscal year end.
The Company’s sponsor is AMCI Sponsor II LLC, a Delaware limited liability company (the “Sponsor”).
The registration statement for the Company’s initial public offering was declared effective on August 3, 2021 (the “effective date”). On August 6, 2021, the Company consummated its initial public offering (the “initial public offering”) of 15,000,000 units (the “units”). Each unit consists of one Class A common stock of the Company, par value $0.0001 per share (the “Class A common stock”), and one-half of one redeemable warrant of the Company (the “warrant”), each whole warrant entitling the holder thereof to purchase one Class A common stock for $11.50 per share. The units were sold at a price of $10.00 per unit, generating gross proceeds to the Company of $150,000,000 which is discussed in Note 3.
Simultaneously with the closing of the initial public offering, the Company completed the private sale of an aggregate of 3,500,000 warrants (the “private placement warrants”) to the Sponsor at a purchase price of $1.00 per private placement warrant, generating gross proceeds to the Company of $3,500,000. The private placement warrants are identical to the warrants sold in the initial public offering, except that the private placement warrants, so long as they are held by the Sponsor or its permitted transferees, (i) are not redeemable by the Company, (ii) may not (including the Class A common stock issuable upon exercise of such private placement warrants), subject to certain limited exceptions, be transferred, assigned or sold by such holders until 30 days after the completion of the Company’s initial business combination, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to registration rights. No underwriting discounts or commissions were paid with respect to such sales.
As the initial public offering includes two instruments, Class A common stock and warrants, and as the warrants are classified as a financial liability, it is necessary to allocate the gross proceeds between Class A common stock and warrants. The Company adopted the residual method to allocate the gross proceeds between Class A common stock and warrants based on their relative fair values. The gross proceeds were first allocated to the fair value of the warrants and the residual amount was allocated to the Class A common stock. The percentage derived from this allocation was used to allocate the deferred offering costs between Class A common stock and warrants. Issuance costs allocated to the warrants were expensed to the Company’s unaudited condensed statements of operations.
Transaction costs of the initial public offering amounted to $13,782,542 and consisted of $1,500,000 of underwriting discount, $5,250,000 of deferred underwriting discount, $6,509,758 in fair value of Class B common stock issued to Anchor Investors, and $522,784 of other offering costs.
A total of $150,000,000 was placed in a U.S.-based trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee (the “trust account”).
The Company must complete one or more initial business combination having an aggregate fair market value of at least 80% of the value of the assets held in the trust account (excluding the amount of deferred underwriting discounts held in trust and taxes payable on the income earned on the trust account) at the time of the signing a definitive agreement in connection with the initial business combination. However, the Company will only complete a business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to complete a business combination successfully.
Upon the closing of the initial public offering, management has agreed that an amount equal to at least $10.00 per unit sold in the initial public offering, including the proceeds of the private placement warrants, will be held in a trust account, located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and will invest only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the trust account that may be released to the Company to pay taxes, if any, the proceeds from the initial public offering and the sale of the private placement warrants will not be released from the trust account until the earliest of (i) the completion of initial business combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete an initial business combination by August 6, 2023, subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a stockholder vote to amend its amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company has not consummated an initial business combination by August 6, 2023 or with respect to any other material provisions relating to stockholders’ rights or pre-initial business combination activity. The proceeds deposited in the trust account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial business combination either (i) in connection with a stockholder meeting called to approve the business combination or (ii) without a stockholder vote by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed business combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem all or a portion of their public shares upon the completion of the initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (which interest shall be net of taxes payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the representative of the underwriters.
The shares of common stock subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the initial public offering, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a business combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a business combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the business combination.
The Company will have only 24 months from the closing of the initial public offering to complete the initial business combination (the “Combination Period”). However, if the Company is unable to complete the initial business combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to any founder shares and public shares they hold in connection with the completion of the initial business combination, (ii) waive their redemption rights with respect to any founder shares and public shares they hold in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, (iii) waive their rights to liquidating distributions from the trust account with respect to any founder shares they hold if the Company fails to complete the initial business combination within the Combination Period, and (iv) vote their founder shares and any public shares purchased during or after the initial public offering in favor of the initial business combination.
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party (other than the Company’s independent registered public accounting firm) or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable), nor will it apply to any claims under the Company’s indemnity of the underwriters of the initial public offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities and Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited condensed financial statements with those of another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Risks and Uncertainties
Management is continuing to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.
On August 16, 2022, President Biden signed into law the Inflation Reduction Act of 2022 (the “IR Act”), which, among other things, imposes a new 1% U.S. federal excise tax on certain repurchases of stock by “covered corporations” (which include publicly traded domestic (i.e., U.S.) corporations) beginning in 2023, with certain exceptions (the “Excise Tax”). The Excise Tax is imposed on the repurchasing corporation itself, not its stockholders from which the stock is repurchased. Because we are a Delaware corporation and our securities are trading on Nasdaq, we are a “covered corporation” for this purpose. The amount of the Excise Tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the Excise Tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the Excise Tax. The U.S. Department of the Treasury has authority to provide regulations and other guidance to carry out, and prevent the abuse or avoidance of the Excise Tax; however, no guidance has been issued to date. It is uncertain whether, and/or to what extent, the Excise Tax could apply to any repurchase by us of our common stock or in the event of our liquidation, in each instance after December 31, 2022, including any redemptions in connection with an initial business combination or in the event we do not consummate an initial business combination by August 6, 2023.
Proposed Business Combination
On March 8, 2022, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with AMCI Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and LanzaTech NZ, Inc., a Delaware corporation (“LanzaTech”). The transactions contemplated by the Merger Agreement are referred to herein as the “Proposed Business Combination.” The time of the closing of the Proposed Business Combination is referred to herein as the “Closing.”
If the Proposed Business Combination is approved by the Company’s stockholders and LanzaTech’s stockholders, and the closing conditions in the Merger Agreement are satisfied or waived, then, among other things, upon the terms and subject to the conditions of the Merger Agreement and in accordance with Delaware General Corporation Law, Merger Sub will merge with and into LanzaTech, with LanzaTech surviving the Merger as the Company’s wholly owned subsidiary (the “Merger”). In connection with the consummation of the Merger, the Company will be renamed “LanzaTech Global, Inc.” and is referred to herein as “New LanzaTech” as of the time following such change of name.
Under the Merger Agreement, the Company has agreed to acquire all of the outstanding equity interests of LanzaTech for consideration consisting of equity interests of New LanzaTech valued at $1,817,000,000 in the aggregate. The consideration to be paid to holders of shares of LanzaTech capital stock will be shares of common stock of New LanzaTech (“New LanzaTech Common Stock”), valued at $10.00 per share, to be paid at the closing of the Merger. The number of shares of New LanzaTech Common Stock payable in the Merger in respect of each share of LanzaTech capital stock (each, a “LanzaTech Share”) will be determined based on the exchange ratio (the “Exchange Ratio”), and certain corresponding adjustments, in each case as set forth in the Merger Agreement.
Pursuant to the Merger Agreement, at Closing: (i) each warrant to purchase LanzaTech Shares (each, a “LanzaTech Warrant”) that is outstanding and unexercised immediately prior to Closing and would automatically be exercised or exchanged in full in accordance with its terms by virtue of the occurrence of the Merger, will be so automatically exercised or exchanged in full for the applicable LanzaTech Shares, and each such LanzaTech Share will be treated as being issued and outstanding immediately prior to Closing and will be canceled and converted into the right to receive the applicable shares of New LanzaTech Common Stock; and (ii) each LanzaTech Warrant that is outstanding and unexercised immediately prior to the Closing and is not automatically exercised in full as described in clause (i) will be converted into a warrant to purchase shares of New LanzaTech Common Stock, in which case (a) the number of shares underlying such New LanzaTech warrant (each, a “New LanzaTech Warrant”) will be determined by multiplying the number of LanzaTech Shares subject to such warrant immediately prior to Closing, by the Exchange Ratio and (b) the per share exercise price of such New LanzaTech Warrant will be determined by dividing the per share exercise price of such LanzaTech Warrant immediately prior to the Effective Time by the Exchange Ratio, except that in the case of certain warrants specified in the Merger Agreement, such exercise price will be $10.00.
Pursuant to the Merger Agreement, at Closing, each option to purchase LanzaTech Shares (each, a “LanzaTech Option”) will be converted into an option to purchase a number of shares of New LanzaTech Common Stock (rounded down to the nearest whole share) equal to the product of (i) the number of LanzaTech Shares subject to such LanzaTech Option multiplied by (ii) the Exchange Ratio. The exercise price of such New LanzaTech option will be equal to the quotient of (a) the exercise price per share of such LanzaTech Option in effect immediately prior to the Effective Time divided by (b) the Exchange Ratio (and as so determined, this exercise price will be rounded up to the nearest full cent).
Pursuant to the Merger Agreement, at Closing, each award of restricted shares of LanzaTech common stock (each, a “LanzaTech RSA”) that is outstanding immediately prior to the Effective Time will be converted into an award of restricted shares of New LanzaTech Common Stock (each, a “New LanzaTech RSA”) on the same terms and conditions as were applicable to such LanzaTech RSA immediately prior to the Effective Time, except that such New LanzaTech RSA will relate to a number of shares of New LanzaTech Common Stock equal to the number of LanzaTech Shares subject to such LanzaTech RSA, multiplied by the Exchange Ratio.
The closing of the Merger is subject to certain customary conditions, including, among others, (i) adoption by AMCI’s stockholders and LanzaTech’s stockholders of the Merger Agreement and their approval of certain other actions related to the Proposed Business Combination, (ii) the expiration or termination of the waiting period (or any extension thereof) applicable to the transactions contemplated by the Merger Agreement and any ancillary agreements, in each case under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, (iii) the effectiveness of a registration statement on Form S-4 (the “Registration Statement”) under the Securities Act with respect to the shares of New LanzaTech Common Stock to be paid as consideration in the Merger, (iv) there being no government order or law enjoining, prohibiting or making illegal the consummation of the Merger or the transactions contemplated by the Merger Agreement, (v) AMCI having at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) under the Exchange Act) after giving effect to any payments required to be made in connection with the redemption of AMCI’s public shares and the proceeds from the Subscription Agreements described below, (vi) AMCI having at least $230,000,000 of cash at the closing of the Merger, consisting of cash held in AMCI’s trust account after taking into account any redemption of AMCI’s public shares, and the proceeds from the Subscription Agreements described below, net of transaction expenses of AMCI and LanzaTech, and (vii) the listing on Nasdaq of the shares of New LanzaTech Common Stock issued in connection with the Proposed Business Combination.
Liquidity and Going Concern
As of September 30, 2022, the Company had approximately $7,000 in its operating bank account and a working capital deficit of approximately $3.5 million , not taking into account tax obligations of approximately $536,000 that may be paid from income from investments held in the trust account.
The Company’s liquidity needs up to September 30, 2022 have been satisfied through a contribution of $25,000 from the Sponsor to cover for certain offering costs in exchange for the issuance of Founder Shares, and a loan and advances from the Sponsor pursuant to the Note (as defined in Note 4). Subsequent to the initial public offering, net proceeds from the private placement of $0.9 million were placed in the operating account for working capital purposes. In addition, in order to finance transaction costs in connection with a business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 4). On March 28, 2022, the Company entered into a noninterest-bearing Working Capital Loan with its Sponsor for the principal amount of up to $1.5 million. As of September 30, 2022 and December 31, 2021, there were no amounts outstanding under any Working Capital Loan.
In connection with the Company’s assessment of going concern considerations in accordance with FASB Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the liquidity condition, and the mandatory liquidation and subsequent dissolution that will be required if the Company does not complete a business combination before August 6, 2023 raises substantial doubt about the Company’s ability to continue as a going concern. Although Management expects that it will be able to raise additional capital to support its planned activities and complete a business combination on or prior to August 6, 2023, it is uncertain whether it will be able to do so. No adjustments have been made to the carrying amounts of assets or liabilities should we be required to liquidate after August 6, 2023. The condensed financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern. The Company intends to complete a business combination before the mandatory liquidation date. Over this time period, the Company will be using the funds outside of the trust account for paying existing accounts payable, identifying and evaluating prospective initial business combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the business combination.
Note 1 — Description of Organization and Business Operations
AMCI Acquisition Corp. II (the “Company”) is a blank check company incorporated as a Delaware corporation on January 28, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “business combination”).
As of December 31, 2021, the Company has neither engaged in any operations nor generated any revenues. All activity for the period from January 28, 2021 (inception) through December 31, 2021 relates to the Company’s formation and the initial public offering (“initial public offering”), described below. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the initial public offering and from changes in the fair value of its derivative warrant liabilities, if applicable. The Company has selected December 31 as its fiscal year end.
The Company’s sponsor is AMCI Sponsor II LLC, a Delaware limited liability company (the “Sponsor”).
The registration statement for the Company’s initial public offering was declared effective on August 3, 2021 (the “effective date”). On August 6, 2021, the Company consummated its initial public offering of 15,000,000 units (the “units”). Each unit consists of one Class A common stock of the Company, par value $0.0001 per share (the “Class A common stock”), and one-half of one redeemable warrant of the Company (the “warrant”), each whole warrant entitling the holder thereof to purchase one Class A common stock for $11.50 per share. The units were sold at a price of $10.00 per unit, generating gross proceeds to the Company of $150,000,000, which is discussed in Note 3.
Simultaneously with the closing of the initial public offering, the Company completed the private sale of an aggregate of 3,500,000 warrants (the “private placement warrants”) to the Sponsor at a purchase price of $1.00 per private placement warrant, generating gross proceeds to the Company of $3,500,000. The private placement warrants are identical to the warrants sold in the initial public offering, except that the private placement warrants, so long as they are held by the Sponsor or its permitted transferees, (i) are not redeemable by the Company, (ii) may not (including the Class A common stock issuable upon exercise of such private placement warrants), subject to certain limited exceptions, be transferred, assigned or sold by such holders until 30 days after the completion of the Company’s initial business combination, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to registration rights. No underwriting discounts or commissions were paid with respect to such sales.
As the initial public offering includes two instruments, Class A common stock and warrants, and as the warrants are classified as a financial liability, it is necessary to allocate the gross proceeds between Class A common stock and warrants. The Company adopted the residual method to allocate the gross proceeds between Class A common stock and warrants based on their relative fair values. The gross proceeds were first allocated to the fair value of the warrants and the residual amount was allocated to the Class A common stock. The percentage derived from this allocation was used to allocate the deferred offering costs between Class A common stock and warrants. Issuance costs allocated to the warrants were expensed to the Company’s statement of operations.
Transaction costs of the initial public offering amounted to $13,782,542 and consisted of $1,500,000 of underwriting discount, $5,250,000 of deferred underwriting discount, $6,509,758 in fair value of Class B common stock issued to Anchor Investors, and $522,784 of other offering costs.
A total of $150,000,000 was placed in a U.S.-based trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee.
The Company must complete one or more initial business combination having an aggregate fair market value of at least 80% of the value of the assets held in the trust account (excluding the amount of deferred underwriting discounts held in trust and taxes payable on the income earned on the trust account) at the time of the signing a definitive agreement in connection with the initial business combination. However, the Company will only complete a business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to complete a business combination successfully.
Upon the closing of the initial public offering, management has agreed that an amount equal to at least $10.00 per unit sold in the initial public offering, including the proceeds of the private placement warrants, will be held in a trust account (the “trust account”), located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and will invest only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the trust account that may be released to the Company to pay taxes, if any, the proceeds from the initial public offering and the sale of the private placement warrants will not be released from the trust account until the earliest of (i) the completion of initial business combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete an initial business combination by August 6, 2023, subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a stockholder vote to amend its amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company has not consummated an initial business combination by August 6, 2023 or with respect to any other material provisions relating to stockholders’ rights or pre-initial business combination activity. The proceeds deposited in the trust account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial business combination either (i) in connection with a stockholder meeting called to approve the business combination or (ii) without a stockholder vote by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed business combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem all or a portion of their public shares upon the completion of the initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (which interest shall be net of taxes payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the representative of the underwriters.
The shares of common stock subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the initial public offering, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a business combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a business combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the business combination.
The Company will have only 24 months from the closing of the initial public offering to complete the initial business combination (the “Combination Period”). However, if the Company is unable to complete the initial business combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to any founder shares and public shares they hold in connection with the completion of the initial business combination, (ii) waive their redemption rights with respect to any founder shares and public shares they hold in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, (iii) waive their rights to liquidating distributions from the trust account with respect to any founder shares they hold if the Company fails to complete the initial business combination within the Combination Period, and (iv) vote their founder shares and any public shares purchased during or after the initial public offering in favor of the initial business combination.
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party (other than the Company’s independent registered public accounting firm) or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable), nor will it apply to any claims under the Company’s indemnity of the underwriters of the initial public offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Risks and Uncertainties
Management is continuing to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Proposed Business Combination
As more fully described in Note 11, on March 8, 2022, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with AMCI Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and LanzaTech NZ, Inc., a Delaware corporation (“LanzaTech”). Upon consummation of the transactions, the Company will change its name to “LanzaTech Global, Inc.”
Liquidity and Going Concern
As of December 31, 2021, the Company had approximately $0.3 million in its operating bank account and a working capital deficit of approximately $0.1 million.
The Company’s liquidity needs up to December 31, 2021 have been satisfied through a contribution of $25,000 from the Sponsor to cover for certain offering costs in exchange for the issuance of founder shares, and a loan and advances from the Sponsor pursuant to the Note (as defined in Note 4). Subsequent to the initial public offering, net proceeds from the private placement of $0.9 million were placed in the operating account for working capital purposes. In addition, in order to finance transaction costs in connection with a business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 4). As of December 31, 2021, there were no amounts outstanding under any Working Capital Loan.
In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company would not be able to meet its obligations as they become due within one year after the date that the financial statements are available to be issued. As such, management has determined that the liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern. As of December 31, 2021, no adjustments have been made to the carrying amounts of assets or liabilities.
Description of the Business
The reporting entity is LanzaTech NZ, Inc. (formerly known as LanzaTech New Zealand Limited) and its subsidiaries (collectively, “the Company” or "LanzaTech"). LanzaTech NZ, Inc. is a profit-oriented entity previously incorporated in New Zealand. Effective October 28, 2021, LanzaTech New Zealand Limited filed a Certificate of Incorporation to migrate its country of domicile from New Zealand to Delaware, in the United States, and change its corporate name to “LanzaTech NZ, Inc.” The amendment was approved by the Board of Directors of LanzaTech and was effected by the filing of a Certificate of Incorporation with the Delaware Secretary of State. The registered office location is c/o The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington, Delaware, 19801. The Company licenses its technology to customers, performs research and development in biotechnology, and provides engineering and other related services for commercial and government customers. Using the Company’s proprietary fermentation technology, the Company’s customers can convert certain carbon-rich waste gases into fuels and chemicals. The Company employs a licensing business model whereby its customers build, own and operate facilities that use the Company's technology, and in return, the Company is paid royalties based on the revenue generated from the use of its technology. In 2018, the Company, through its partners, launched the world’s first commercial waste gas to ethanol plant in China, followed by a second one in 2021, also in China, with others currently in development in various countries.
Proposed Merger
On March 8, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with AMCI Acquisition Corp. II, a Delaware corporation (“AMCI”) and AMCI Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of AMCI (“Merger Sub”). Under the Merger Agreement, Merger Sub will merge with and into LanzaTech, with LanzaTech surviving the Merger as a wholly-owned subsidiary of AMCI (“the Business Combination”). In connection with the Business Combination, AMCI will be renamed LanzaTech Global, Inc. (“New LanzaTech”). AMCI has agreed to acquire all of the outstanding equity interests of LanzaTech for consideration consisting of an equity interest of New LanzaTech valued at approximately $1.8 billion. Completion of the transaction is subject to certain customary regulatory consents and approval by stockholders of AMCI and the Company.
The Merger Agreement was amended on December 7, 2022, to provide for, among other things, (i) the inclusion of the aggregate net proceeds from each of the AM SAFE Note and Brookfield SAFE in the Acquiror Closing Cash Amount, (ii) the reduction of the Minimum Closing Cash Condition from $250,000,000 to $230,000,000, (iii) the clarification that, to the extent that the Brookfield SAFE remains unexercised at Closing, it will be assumed by AMCI, remain in effect on the same terms and conditions as are in effect prior to the Closing and thereafter entitle the holder thereof to be issued shares of common stock in AMCI after the Closing, (iv) the clarification that, in the event that it becomes reasonably apparent to the parties that the Acquiror Closing Cash Amount will be less than the Minimum Closing Cash Condition, AMCI will use commercially reasonable efforts to enter into non-redemption agreements, or similar agreements, as may be necessary to satisfy the Minimum Closing Cash Condition, (v) the extension of the outside date applicable to the Closing from December 7, 2022 to February 28, 2023 and (vi) the elimination of LanzaTech's right to terminate the agreement in the event that we fail to, on or prior to July 7, 2022, enter into one or more additional subscription agreements or non-redemption agreements as a result of which the sum of the PIPE Investment Amount (including net proceeds under the AM SAFE Note to LanzaTech) and the aggregate number of shares of Class A common stock subject to non-redemption agreements multiplied by $10.00, minus certain transaction expenses and other liabilities at Closing, would be equal to at least the Minimum Closing Cash Condition.
In connection with the Merger Agreement, AMCI entered into subscription agreements with certain investors pursuant to which AMCI agreed to issue and sell a private placement to close immediately prior to the Business Combination.
Description of the BusinessThe reporting entity is LanzaTech NZ, Inc. (formerly known as LanzaTech New Zealand Limited) and its subsidiaries (collectively, “the Company”). LanzaTech NZ, Inc. is a profit-oriented entity previously incorporated in New Zealand. Effective October 28, 2021, LanzaTech New Zealand Limited filed a Certificate of Incorporation to migrate its country of domicile from New Zealand to Delaware, in the United States, and change its corporate name to “LanzaTech NZ, Inc.” The amendment was approved by the Board of Directors of LanzaTech and was effected by the filing of a Certificate of Incorporation with the Delaware Secretary of State. All necessary adjustments have been recorded to present fairly the Company's financial position as of December 31, 2021 and 2020 and the results of operations and cash flows for the years then ended. The registered office location is c/o The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington, Delaware, 19801. The Company licenses its technology to customers, performs research and development in biotechnology, and provides engineering and other related services for commercial and government customers. Using the Company’s proprietary fermentation technology, the Company’s customers can convert certain carbon-rich waste gases into fuels and chemicals. The Company employs a licensing business model whereby its customers build, own and operate facilities that use the Company's technology, and in return, the Company is paid royalties based on the revenue generated from the use of its technology. In 2018, the Company, through its equity method investee, launched the world’s first commercial waste gas to ethanol plant in China, followed by a second one in 2021, also in China, with others currently in development in various countries around the world.